Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Inventories [Abstract]
Concentrate inventory	$ 1,800	$ 1,525
Stockpile	2,553	2,176
Material and supplies	3,675	3,694
Total inventories	$ 8,028	$ 7,395